SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Short-term bank deposits annual interest rate	2.38%
Revenue from contract with customer	$ 500
Contract liability	225
Account receivables	725
Government grants as financial liability	27
Operating lease commitments	210
Right-of-use assets and lease liabilities	172
Repayment of principal portion of lease liabilities	70
Amgen Inc [Member]
Statement Line Items [Line Items]
Non-refundable and non-creditable initial technology access fee payment, including payment for the first year of preclinical services	725
Amount of performance obligations	500
Additional amount paid for services to be recognized upon commencement of the pre-clinical Research and Development services	225
Revenue from contract with customer	$ 500